EMPLOYEE BENEFIT PLANS PART 5 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	$ 5	[1]	$ 4	[2]
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets	37	[1]
Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	11		9
Transfers Receivable, Excluded From Fair Value of Defined Benefit Plan Assets	37
Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	4		3
Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	1
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets	6
Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	3		3
Transfers Receivable, Excluded From Fair Value of Defined Benefit Plan Assets	6
Equity Securities, Broad Market Fund [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	220		316
Equity Securities, Broad Market Fund [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Broad Market Fund [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	220		316
Equity Securities, Broad Market Fund [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Foreign Preferred [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		2
Equity Securities, Foreign Preferred [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		4
Equity Securities, Foreign Preferred [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Equity Securities, Foreign Preferred [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Equity Securities, Foreign Preferred [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		2
Equity Securities, Foreign Preferred [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		4
Equity Securities, Foreign Preferred [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Equity Securities, Foreign Preferred [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Equity Securities, Foreign Preferred [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Foreign Preferred [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Foreign Preferred [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0
Equity Securities, Foreign Preferred [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			0
Equity Securities, Foreign Preferred [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Foreign Preferred [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Foreign Preferred [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0
Equity Securities, Foreign Preferred [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			0
Equity Securities, Registered Investment Company [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	44		6
Equity Securities, Registered Investment Company [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	89		12
Equity Securities, Registered Investment Company [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	11		2
Equity Securities, Registered Investment Company [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	43		32
Equity Securities, Registered Investment Company [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	43		11
Equity Securities, Registered Investment Company [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		4
Equity Securities, Registered Investment Company [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	44		6
Equity Securities, Registered Investment Company [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	89		12
Equity Securities, Registered Investment Company [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	11		2
Equity Securities, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	43		32
Equity Securities, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	43		11
Equity Securities, Registered Investment Company [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		3
Equity Securities, Registered Investment Company [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Registered Investment Company [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		1
Equity Securities, Registered Investment Company [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities, Registered Investment Company [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
US Treasury Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2
US Treasury Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4
US Treasury Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
US Treasury Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
US Treasury Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2
US Treasury Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4
US Treasury Securities [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
US Treasury Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
US Treasury Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0
US Treasury Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0
US Treasury Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0
US Treasury Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0
US Treasury Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0
US Treasury Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0
US Treasury Securities [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0
US Treasury Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0
US Government Agencies Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	11		12
US Government Agencies Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	21		24
US Government Agencies Debt Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		3
US Government Agencies Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[3]	3	[3]
US Government Agencies Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		5
US Government Agencies Debt Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
US Government Agencies Debt Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
US Government Agencies Debt Securities [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
US Government Agencies Debt Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[3]	0	[3]
US Government Agencies Debt Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
US Government Agencies Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	11		12
US Government Agencies Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	21		24
US Government Agencies Debt Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		3
US Government Agencies Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[3]	3	[3]
US Government Agencies Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		5
US Government Agencies Debt Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
US Government Agencies Debt Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
US Government Agencies Debt Securities [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
US Government Agencies Debt Securities [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[3]	0	[3]
US Government Agencies Debt Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Fixed Income, Registered Investment Company [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12		12
Fixed Income, Registered Investment Company [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		1
Fixed Income, Registered Investment Company [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Fixed Income, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Fixed Income, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Fixed Income, Registered Investment Company [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0
Fixed Income, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12		12
Fixed Income, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		1
Fixed Income, Registered Investment Company [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Fixed Income, Registered Investment Company [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Fixed Income, Registered Investment Company [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Fixed Income, Registered Investment Company [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0
Domestic Partnership Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1	[4]
Domestic Partnership Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[4]
Domestic Partnership Debt Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]
Domestic Partnership Debt Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]
Domestic Partnership Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1	[4]
Domestic Partnership Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[4]
Domestic Partnership Debt Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]
Domestic Partnership Debt Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]
Foreign Government Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	25		22
Foreign Government Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	51		44
Foreign Government Debt Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	7		5
Foreign Government Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		2
Foreign Government Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	10		8
Foreign Government Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Foreign Government Debt Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Government Debt Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Government Debt Securities [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Government Debt Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Government Debt Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Government Debt Securities [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Government Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	25		22
Foreign Government Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	51		44
Foreign Government Debt Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	7		5
Foreign Government Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		2
Foreign Government Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	10		8
Foreign Government Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Foreign Government Debt Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Government Debt Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Government Debt Securities [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Government Debt Securities [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Government Debt Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Government Debt Securities [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Domestic Corporate Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	152	[4]	147	[4]
Domestic Corporate Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	306	[4]	297	[4]
Domestic Corporate Debt Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	38	[4]	37	[4]
Domestic Corporate Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	18	[4]	15	[4]
Domestic Corporate Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	60	[4]	57	[4]
Domestic Corporate Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[4]	2	[4]
Domestic Corporate Debt Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]	0	[4]
Domestic Corporate Debt Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]	0	[4]
Domestic Corporate Debt Securities [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]	0	[4]
Domestic Corporate Debt Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]	0	[4]
Domestic Corporate Debt Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]	0	[4]
Domestic Corporate Debt Securities [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]	0	[4]
Domestic Corporate Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	152	[4]	147	[4]
Domestic Corporate Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	306	[4]	297	[4]
Domestic Corporate Debt Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	38	[4]	37	[4]
Domestic Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	18	[4]	15	[4]
Domestic Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	60	[4]	57	[4]
Domestic Corporate Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[4]	2	[4]
Domestic Corporate Debt Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]	0	[4]
Domestic Corporate Debt Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]	0	[4]
Domestic Corporate Debt Securities [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]	0	[4]
Domestic Corporate Debt Securities [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]	0	[4]
Domestic Corporate Debt Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]	0	[4]
Domestic Corporate Debt Securities [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[4]	0	[4]
Foreign Corporate Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	55		52
Foreign Corporate Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	110		105
Foreign Corporate Debt Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		13
Foreign Corporate Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6		5
Foreign Corporate Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	22		20
Foreign Corporate Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Foreign Corporate Debt Securities [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Corporate Debt Securities [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Corporate Debt Securities [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Corporate Debt Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Corporate Debt Securities [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Corporate Debt Securities [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Corporate Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	55		52
Foreign Corporate Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	110		105
Foreign Corporate Debt Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		13
Foreign Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6		5
Foreign Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	22		20
Foreign Corporate Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Foreign Corporate Debt Securities [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Corporate Debt Securities [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Corporate Debt Securities [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Corporate Debt Securities [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Corporate Debt Securities [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Foreign Corporate Debt Securities [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Debt Securities, Common Collective Trusts [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	25	[5]	8	[5]
Debt Securities, Common Collective Trusts [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	50	[5]	15	[5]
Debt Securities, Common Collective Trusts [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5	[5]	2	[5]
Debt Securities, Common Collective Trusts [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[6]	1	[6]
Debt Securities, Common Collective Trusts [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	262	[6]	107	[6]
Debt Securities, Common Collective Trusts [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[5]	0	[5]
Debt Securities, Common Collective Trusts [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[5]	0	[5]
Debt Securities, Common Collective Trusts [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[5]	0	[5]
Debt Securities, Common Collective Trusts [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[6]	0	[6]
Debt Securities, Common Collective Trusts [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[6]	0	[6]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	25	[5]	8	[5]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	50	[5]	15	[5]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5	[5]	2	[5]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[6]	1	[6]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	262	[6]	107	[6]
Debt Securities, Common Collective Trusts [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[5]	0	[5]
Debt Securities, Common Collective Trusts [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[5]	0	[5]
Debt Securities, Common Collective Trusts [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[5]	0	[5]
Debt Securities, Common Collective Trusts [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[6]	0	[6]
Debt Securities, Common Collective Trusts [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[6]	0	[6]
Private Equity Funds [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[7]	6	[7]
Private Equity Funds [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13	[7]	13	[7]
Private Equity Funds [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[7]	2	[7]
Private Equity Funds [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1	[7]	1	[7]
Private Equity Funds [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[7]	2	[7]
Private Equity Funds [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[7]	0	[7]
Private Equity Funds [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[7]	0	[7]
Private Equity Funds [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[7]	0	[7]
Private Equity Funds [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[7]	0	[7]
Private Equity Funds [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[7]	0	[7]
Private Equity Funds [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[7]	0	[7]
Private Equity Funds [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[7]	0	[7]
Private Equity Funds [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[7]	0	[7]
Private Equity Funds [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[7]	0	[7]
Private Equity Funds [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[7]	0	[7]
Private Equity Funds [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[7]	6	[7]
Private Equity Funds [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13	[7]	13	[7]
Private Equity Funds [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[7]	2	[7]
Private Equity Funds [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1	[7]	1	[7]
Private Equity Funds [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[7]	2	[7]
Total Investment Plan Assets [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	851	[1]	777	[2]
Total Investment Plan Assets [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1,710	[8]	1,572	[9]
Total Investment Plan Assets [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	151	[10]	126
Total Investment Plan Assets [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	839	[11]	729	[12]
Total Investment Plan Assets [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	576	[1]	530	[2]
Total Investment Plan Assets [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1,157	[8]	1,074	[9]
Total Investment Plan Assets [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	105	[10]	87
Total Investment Plan Assets [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	256	[11]	213	[12]
Total Investment Plan Assets [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	269	[1]	241	[2]
Total Investment Plan Assets [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	540	[8]	485	[9]
Total Investment Plan Assets [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	45	[10]	38
Total Investment Plan Assets [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	581	[11]	514	[12]
Total Investment Plan Assets [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[1]	6	[2]
Total Investment Plan Assets [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13	[8]	13	[9]
Total Investment Plan Assets [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1	[10]	1
Total Investment Plan Assets [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[11]	2	[12]
Total Other Sempra Energy Investment Plan Assets [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	211	[13]	195	[13]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	1		1
Total Other Sempra Energy Investment Plan Assets [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	18		15
Total Other Sempra Energy Investment Plan Assets [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	143	[13]	133	[13]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12		10
Total Other Sempra Energy Investment Plan Assets [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	66	[13]	60	[13]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6		5
Total Other Sempra Energy Investment Plan Assets [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[13]	2	[13]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2,772	[14]	2,544	[14]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	17		14
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1,008	[15]	870	[12]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 1 | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1,876	[14]	1,737	[14]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 1 | Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	373	[15]	310	[12]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 2 | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	875	[14]	786	[14]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 2 | Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	632	[15]	557	[12]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 3 | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	21	[14]	21	[14]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 3 | Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[15]	3	[12]
Equity Securities Domestic [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	317	[16]	307	[16]
Equity Securities Domestic [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	637	[16]	622	[16]
Equity Securities Domestic [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	79	[16]	77	[16]
Equity Securities Domestic [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	37	[16]	32	[16]
Equity Securities Domestic [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	128	[16]	118	[16]
Equity Securities Domestic [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4	[16]	5	[16]
Equity Securities Domestic [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	317	[16]	307	[16]
Equity Securities Domestic [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	637	[16]	622	[16]
Equity Securities Domestic [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	79	[16]	77	[16]
Equity Securities Domestic [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	37	[16]	32	[16]
Equity Securities Domestic [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	128	[16]	118	[16]
Equity Securities Domestic [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4	[16]	5	[16]
Equity Securities Domestic [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[16]	0	[16]
Equity Securities Domestic [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[16]	0	[16]
Equity Securities Domestic [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[16]	0	[16]
Equity Securities Domestic [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[16]	0	[16]
Equity Securities Domestic [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[16]	0	[16]
Equity Securities Domestic [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[16]	0	[16]
Equity Securities Domestic [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[16]	0	[16]
Equity Securities Domestic [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[16]	0	[16]
Equity Securities Domestic [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[16]	0	[16]
Equity Securities Domestic [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[16]	0	[16]
Equity Securities Domestic [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[16]	0	[16]
Equity Securities Domestic [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0	[16]	0	[16]
Equity Securities Foreign [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	211		215
Equity Securities Foreign [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	423		436
Equity Securities Foreign [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	52		54
Equity Securities Foreign [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	25		23
Equity Securities Foreign [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	83		84
Equity Securities Foreign [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		1
Equity Securities Foreign [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	211		215
Equity Securities Foreign [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	423		436
Equity Securities Foreign [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	52		54
Equity Securities Foreign [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	25		23
Equity Securities Foreign [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	83		84
Equity Securities Foreign [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		1
Equity Securities Foreign [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities Foreign [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities Foreign [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities Foreign [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities Foreign [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities Foreign [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities Foreign [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities Foreign [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities Foreign [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities Foreign [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities Foreign [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	0		0
Equity Securities Foreign [Member] | Level 3 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	$ 0		$ 0

[1]	Excludes cash and cash equivalents of $5 million and transfers payable to other plans of $37 million.
[2]	Excludes cash and cash equivalents of $4 million.
[3]	Bonds of California municipalities held in SDG&E PBOP plan trusts.
[4]	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
[5]	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
[6]	Investments in common/collective trusts held in PBOP plan VEBA trusts.
[7]	Investments in venture capital and real estate funds.
[8]	Excludes cash and cash equivalents of $11 million and transfers receivable from other plans of $37 million.
[9]	Excludes cash and cash equivalents of $9 million.
[10]	Excludes cash and cash equivalents of $1 million, all of which is held in SDG&E PBOP plan trusts, and transfers payable to other plans of $6 million.
[11]	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts, and transfers receivable from other plans of $6 million.
[12]	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
[13]	Excludes cash and cash equivalents of $1 million at each of December 31, 2013 and 2012.
[14]	Excludes cash and cash equivalents of $17 million and $14 million at December 31, 2013 and 2012, respectively.
[15]	Excludes cash and cash equivalents of $4 million, $3 million and $1 million of which is held in SoCalGas and SDG&E PBOP plan trusts, respectively.
[16]	Investments in common stock of domestic corporations.